Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transaction [Line Items]
Schedule of Net Transfers
The net transfers to and from Old Lionsgate through the period prior to the Studio Separation discussed above were as follows:

	Year Ended
	March 31,
	2025	2024	2023
Cash pooling and general financing activities	$91.6	$(199.3)	36.1
Licensing of content (1)	11.7	540.0	733.3
Corporate reimbursements	(5.3)	7.0	13.3
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	27.9	22.3
Funding of purchases of accounts receivables held for collateral	—	(85.5)	(183.7)

Net transfers to (from) Parent per consolidated statements of cash flows	$100.3	$290.1	$621.3

Share-based compensation (including allocation of share-based compensation)	(6.0)	(62.5)	(73.4)
Other non-cash transfer (2)	(38.8)	11.9	2.5

Net transfers to (from) Parent per consolidated statements of equity (deficit)	$55.5	$239.5	$550.4

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
(2)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Studio Separation in the fiscal year ended March 31, 2025.

	March 31,
	2025	2024
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$8.7	$8.1
Investment in films and television programs	1.1	2.2

Total due from related parties	$9.8	$10.3

Accounts payable (1)	$17.6	$16.8
Participations and residuals, current	11.1	5.5
Participations and residuals, noncurrent	1.8	1.3
Deferred revenue, current	0.1	0.1

Total due to related parties	$30.6	$23.7

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Consolidated Statements of Operations
Revenues	$3.3	$3.0	$4.8
Direct operating expense	$4.6	$5.0	$8.3
Distribution and marketing expense	$3.0	$0.8	$0.4

(1)	Amounts primarily represent production related advances due to certain of its equity method investees.

LIONS GATE ENTERTAINMENT CORP. [Member]
Related Party Transaction [Line Items]
Schedule of Net Transfers	In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s consolidated balance sheets and consolidated statements of operations is as follows (see Note 1 and Note 5):

	March 31,
	2025	2024
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$11.7	$11.1
Investment in films and television programs	1.1	2.2

Total due from related parties	$12.8	$13.3

Accounts payable (1)	$17.6	$16.8
Participations and residuals, current	11.1	5.5
Participations and residuals, noncurrent	1.8	1.3
Deferred revenue, current	0.1	0.1

Total due to related parties	$30.6	$23.7

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Consolidated Statements of Operations
Revenues	$4.0	$4.2	$6.1
Direct operating expense	$4.6	$5.0	$8.3
Distribution and marketing expense	$3.0	$0.8	$0.4
Interest and other income	$—	$—	$1.7

(1)	Amounts primarily represent production related advances due to certain of its equity method investees.